Significant Accounting Policies - Share-based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 13,513,000	$ 6,057,000	$ 209,684,000	$ 42,285,000	$ 71,151,000	$ 22,294,000	$ 349,000
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)					0	0	0
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)					0	0	0
Management Incentive Units and Appreciation Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense			$ 145,300,000		$ 71,200,000	$ 22,300,000	$ 300,000
Income tax benefit recognized on shares-based compensation arrangements					$ 4,800,000	$ 700,000	$ 0